Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108